UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2014

Item 1. Report to Stockholders.

semi-annual report • september 30, 2014

Hodges Fund

Small Cap Fund

Small Intrinsic Value Fund

Small-Mid Cap Fund

Pure Contrarian Fund

Blue Chip 25 Fund

Equity Income Fund

www.hodgesfunds.com

Hodges Capital – Managing Equity Funds Since 1992

Table of Contents

Shareholder Letter	1
Sector Allocations	10
Expense Examples	13
Schedules of Investments	16
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	38
Notes to Financial Statements	47
Approval of Investment Advisory Agreements	59
Additional Information	62
Privacy Notice	63

Hodges Mutual Funds

November, 2014

Dear Shareholder:

Returns (Retail Shares) as of 09/30/2014:

						Since
	6 Monthsa	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Small Cap Fund (12/18/07)	2.36%	15.09%	27.64%	22.21%	N/A	12.48%
Russell 2000	-5.46%	3.93%	21.26%	14.29%	N/A	7.24%

Hodges Fund (10/9/92)	6.56%	24.56%	30.67%	17.63%	10.22%	10.76%
S&P 500	6.42%	19.73%	22.99%	15.70%	8.11%	9.66%

Hodges Equity Income Fund (9/10/09)	5.84%	14.08%	15.77%	13.11%	N/A	12.98%
S&P 500	6.42%	19.73%	22.99%	15.70%	N/A	15.82%

Hodges Blue Chip 25 Fund (9/10/09)	8.75%	24.44%	24.20%	14.43%	N/A	14.31%
Russell 1000	5.80%	19.01%	23.23%	15.90%	N/A	16.04%

Hodges Pure Contrarian Fund (9/10/09)	-3.41%	7.07%	22.13%	12.38%	N/A	12.52%
S&P 500	6.42%	19.73%	22.99%	15.70%	N/A	15.82%

Hodges Small-Mid Fund (12/26/13)	3.49%	N/A	N/A	N/A	N/A	9.70%a
Russell 2500	-1.97%	N/A	N/A	N/A	N/A	0.67%a

Hodges Small Intrinsic Value Fund (12/26/13)	1.25%	N/A	N/A	N/A	N/A	5.10%a
Russell 2000 Value	-6.40%	N/A	N/A	N/A	N/A	-4.64%a

*	Average Annualized
a	Not Annualized

	HDPSX	HDPMX	HDPEX	HDPBX	HDPCX	HDSMX	HDSVX
Gross Expense Ratio^	1.34%**	1.35%	1.51%**	2.02%**	2.07%**	5.21%***	11.41%***
Net Expense Ratio^	1.36%**b	1.35%	1.30%**	1.31%**	1.41%**	1.40%***	1.30%***

^	Ratios are from the Prospectus dated July 29, 2014.
**
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses until at least July 31, 2015.  This figure includes Acquired Fund Fees and Expenses, and excludes interest, taxes and extraordinary expenses.

***	The Advisor has contractually agreed to reduce its fees through July 31, 2016. This figure includes Acquired Fund Fees and Expenses, and excludes interest, taxes and extraordinary expenses.
b	The net expense ratio is adjusted for recoupments of fees previously waived in prior fiscal years.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224, or visiting www.hodgesfund.com. The funds impose a 1.00% redemption fee on shares held for thirty days or less. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

While the six months ended September 30, 2014, proved to be a challenging period for capital markets around the world, we are for the most part pleased with the year-to-date relative performance of the Hodges Funds.  U.S. stocks experienced lackluster performance in August and September with small caps and economically sensitive stocks selling off the most during this period.  The S&P 500 Index finished this six month period up 6.42%, while small cap stocks as measured by the Russell 2000 Index fell by 5.46%.  Although a long awaited correction may have been overdue in some segments of the market, global political unrest and uncertainty over future interest rates provided recent headwinds to stock prices.  While the recent sell off has reignited a healthy dose of skepticism among the average investor, we still see ample long-term opportunities in U.S. stocks given improving fundamentals and relative valuations.

Hodges Mutual Funds

As volatility returned to U.S. stocks, investor sentiment and equity fund flows turned negative.  Money rushing back into Treasury bonds drove yields back down to a near generational low.  While such turbulent market conditions can be nerve wracking, we see the ongoing correction as a healthy mechanism to recalibrate investor expectations, as well as provide active portfolio managers with long-term opportunities to buy well run businesses at lower prices.  Since the market’s low in March 2009, we have seen nine corrections in the S&P 500 ranging from 6% to 22%.  We view the current correction as a normal part of the market’s cycle and will use times like these to add to the stocks where we have the highest long-term convictions.  Our research suggests that confidence among business managers remains good at a time when U.S. economic growth is outpacing the rest of the world.  As a result, the U.S. dollar has significantly strengthened against other currencies, which has created headwinds for U.S. companies that export various products and a tailwind for those who import goods and services.  This has also created some uncertainty in the energy-related industry groups as the global price of oil is adversely impacted by a stronger dollar.  In general, we see further earnings improvement over the next 12-18 months among most facets of the U.S. economy. Our investment team remains keenly focused on the underlying fundamentals of the individual businesses in which we are invested or are seeking to invest.  In addition, corporate earnings guidance and the outlook for capital spending have thus far been encouraging for 2015.  Valuations for most stocks now reflect an economy that is gaining momentum and improving profit margins with relatively low interest rates by historical standards.  At September 30, 2014, the 12-month forward P/E multiple for the S&P 500 was roughly 15X, according to data published by FactSet.  While this P/E multiple is slightly higher than the average of 14X over the past ten years, there is never a normal or “right” P/E multiple for all market conditions.  P/E multiples depend on inflation, productivity, interest rates, and most importantly, expected growth.  Comparing the forward earnings yield (inverse of P/E multiple) on the S&P 500 of 6.7% to the 10-year treasury yield of 2.4%, we see equity valuations as reasonable.  As for the remainder of 2014 and 2015, we still see the potential for continued improvement in many important sectors of the U.S. economy such as construction, technology, transportation, as well as certain pockets of consumer spending.  Furthermore, it is our view that the U.S. equity markets remain attractive compared to the risk-adjusted return potential on most other asset classes.

With respect to the equity strategies that we manage at Hodges Capital Management, we are focusing on fundamental decision making instead of the market’s short-term directions.  We would emphasize to investors that in our opinion, this is the ideal time to focus on investing in well run businesses that control their own destiny and thus rely on ingenuity and well calculated business decisions.  Although the macro factors impacting the market can seem overwhelming at times, it is important to remember that the long-term performance of stock prices is determined by the future earnings and cash flows of each underlying business.  Stock prices over the long run are not a function of news headlines or short-term economic conditions.  Ultimately, we believe earnings power and prevailing interest rates are more important to future stock prices than political drama or monthly economic survey statistics.

Our fundamental research efforts have led us to a few important observations.  First, domestic corporations are generally lean and have been generating respectable levels of profitability.  Second, many of the companies that we follow have increased capital spending for the first time in several years in response to pent-up demand in a more stable domestic economy.  Such capital expenditures include investments in property, plants, and equipment to meet demand, as well as spending on information technology to enhance productivity and lower costs.  Finally, corporate balance sheets have been generally in good shape, allowing many corporations to invest in such capital projects and pursue acquisitions.  As we conduct our internal due diligence process on individual companies, we have also found that fewer street analysts and institutional investors are undertaking the rigorous in-depth research that can uncover opportunities in individual stocks.  Such conditions can provide an ideal environment for active portfolio managers to potentially capitalize on unrecognized opportunities and mispriced stocks compared to passively investing in exchange traded funds (ETFs) or traditional index funds.  While our investment thesis on an individual stock may change as the facts change, we think current market conditions are providing no shortage of stocks with good potential relative to underlying risk.

Hodges Small Cap Fund (HDPSX)

During the six months that ended September 30, 2014, the Hodges Small Cap Fund experienced a gain of 2.36% versus a decline of 5.46% for the Russell 2000 Index.  Furthermore, we are pleased to report that the Small Cap Fund ranked in the top 1%, 2%, and 1% of its Morningstar peer group for its respective one (out of 742 managers), three (out of 686 managers), and five-year (out of 658 managers) total performance as of 9/30/2014.

Hodges Mutual Funds

The Hodges Small Cap Fund ended the first half of its fiscal year well diversified across industrials, transportation, financial services, technology, and consumer-related names that contributed to the Fund’s solid performance in the recent six months. The Fund has recently taken profits in several stocks that appeared fairly valued relative to their underlying fundamentals, and has established several new positions in stocks that we view as having an attractive risk/reward profile.  The top ten holdings in our Small Cap Fund at September 30, 2014, represented 17.1% of our total holdings and included Athlon Energy Inc. (ATHL), Texas Pacific Land Trust (TPL), Trinity Industries (TRN), Bonanza Creek Energy (BCEI), Kapstone Paper & Packaging (KS), Saia Inc. (SAIA), Nationstar Mortgage (NSM), Eagle Materials (EXP), Casey’s General Stores (CASY) and U.S. Silica Holdings (SLCA).

While the nature of small cap investing can provide opportunities for active portfolio management in just about any type of market, lackluster performance among small cap stocks in the past six months has provided us an ideal opportunity for active stock picking within the small cap segment of the market.  After outperforming over the previous five years, small cap stocks as measured by the Russell 2000 have lagged the broader market as measured by the S&P 500 in the six months ended September 30, 2014, returning -5.46% and 6.42%, respectively.  Not surprisingly, many investors are now asking the question, “can opportunities still be found in small cap stocks?”  We believe the answer is yes and view the current environment as a potentially rewarding time to conduct time-intensive research on the fundamentals of individual companies.  Moreover, we expect small cap investing to require a greater degree of individual stock selection and are now focusing on a broader number of sectors within the small cap universe that in many cases are under-followed by larger institutional investors.  Additionally, we expect merger activity to continue in the foreseeable future as larger companies seek to grow by acquiring smaller businesses that can complement or expand their addressable markets.  In many cases, such consolidation activity should support higher multiples for small cap stocks that could become the acquisition targets of larger companies.

Hodges Fund (HDPMX)

The Hodges Fund’s six month return was 6.56% compared to 6.42% for the S&P 500 Index.  We are pleased to report that the multi-cap fund at the end of September 2014 ranked in the top 1%, 1%, 9%, and 13% of its Morningstar peer group based on its one (out of 770 managers), three (out of 720 managers), five-year (out of 691 managers), and ten-year (out of 618 managers) performance, respectively as of 9/30/2014.  Looking ahead, we believe the core holdings in the Fund have the potential to further drive performance over the next 12-18 months.

Hodges Mutual Funds

The Hodges Fund remains focused on investments where we have the highest conviction.  The number of stocks held in the fund at September 30, 2014, was 53.  Our long-time position of Texas Pacific Land Trust (TPL) continues to be the Fund’s largest position, followed by Trinity Industries (TRN), Micron Technology (MU), Kansas City Southern (KSU), Gilead Science (GILD), United Continental Holdings (UAL), Matador Resources (MTDR), Eagle Materials (EXP), Halliburton (HAL), and Panhandle Oil & Gas (PHX).  Top ten holdings at the end of September 2014 represented 36.8% of the Fund’s holdings.

During the past six months, we took profits in a few stocks that appeared to offer less additional upside potential relative to their downside risk, increased the size of several positions in which we remain convicted, and entered into several new positions.  For example, the Hodges Fund harvested profits in Jazz Pharmaceuticals (JAZZ), and increased our core positions in Panhandle Oil & Gas (PHX) and United Continental Holding (UAL).  The Fund also entered into several new positions, such as Deltic Timber (DEL) and Air Lease (AL).

Hodges Equity Income Fund (HDPEX)

The Hodges Equity Income Fund experienced a gain of 5.84% in the six months ended September 30, 2014 compared to a gain of 6.42% for the S&P 500.  Underperformance relative to the S&P 500 over the past six months reflected weakness among many of our dividend paying stocks within the materials and consumer discretionary sectors.

The Hodges Equity Income Fund’s objective is both long-term capital appreciation and income through investment in dividend-paying stocks. With improving corporate profits supporting the ability of companies to pay out dividends, we believe we are finding plenty of attractive dividend-paying stocks that offer upside potential in addition to potential dividend income. Top holdings in the Fund represented 44.8% of the total holdings and included Boeing Co (BA), Lockheed Martin Corp (LMT), Targa Resources (TRGP), Home Depot (HD), Taiwan Semiconductor (TSM), Johnson & Johnson (JNJ), Cracker Barrel Old Country Store (CBRL), Procter & Gamble (PG), Verizon Communications (VZ), and General Electric (GE).  The Equity Income portfolio had minimal turnover in the past six months and remained well diversified in companies that we believe can generate above average income and total returns on a risk adjusted basis.

Hodges Mutual Funds

Hodges Blue Chip 25 Fund (HDPBX)

The Hodges Blue Chip 25 Fund experienced a return of 8.75% in the recent six month period compared to a 5.80% return for the Russell 1000 Index.  While relative performance for a concentrated portfolio to any benchmark is less significant over a short period of time, we believe the Fund’s concentrated portfolio of large-cap companies is currently well positioned to capitalize on improving business conditions across many higher quality stocks.

The top holdings in the Blue Chip 25 Fund at the end of September 2014 made up 46.1% of the Funds total holdings and included U.S. Steel (X), Texas Pacific Land Trust (TPL), Home Depot (HD), United Continental Holdings (UAL), CSX Corp. (CSX), Boeing Co. (BA), Costco (COST), Toyota Motor (TM), Halliburton (HAL), and Walt Disney Company (DIS).  While the number of holdings in the Fund may range between 20-30 stocks, the Fund held a total of 27 stocks at the end of the recent six months and was well-represented across a broad number of industry sectors.

Hodges Mutual Funds

Hodges Pure Contrarian Fund (HDPCX)

The Pure Contrarian Fund experienced a loss of 3.41% in the past six months compared to a gain of 6.42% for the S&P 500 Index.  The Pure Contrarian Fund’s objective is to generate long-term capital appreciation by investing in out-of-favor or unloved stocks.  Although timing a recovery in out-of-favor stocks can be tricky over short periods of time, we believe this strategy could be very rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing.

The investment strategy that is employed in the Pure Contrarian Fund requires careful stock selection and we are finding plenty of intriguing opportunities in the current environment.  During the past six months, the Fund continued to find out-of-favor investment opportunities in names such as Kate Spade & Co. (KATE) and Cliffs Natural Resources (CLF).  The Fund is also focusing on a few turnaround situations like YRC Worldwide (YRCW).  The top holdings in the Fund at the end of September 2014 included A. H. Belo (AHC), Intrusion (INTZ), Xerox (XRX), U.S. Steel (X), Sirius XM Radio (SIRI), Lubys Inc. (LUB), Chesapeake Energy (CHK), Tyson Foods (TSN), FelCor Lodging (FCH), and PFSweb, Inc (PFSW).  The top ten holdings represented 60.7% of the Fund’s holdings.

Hodges Small-Mid Cap Fund (HDSMX)

For the six months ended September 30, 2014, the Hodges Small-Mid Cap Fund experienced a gain of 3.49% compared to a loss of 1.97% for the Russell 2500.

The Small-Mid Cap Fund’s principal strategy is to invest at least 80% of its assets in common stocks of companies that have market capitalization under $10 billion.  Using the same basic investment philosophy as the Hodges Small Cap Fund, we believe this strategy has the potential to capitalize on the core research competencies that have been cultivated at Hodges Capital Management over the past couple of decades.  The top holdings in the Fund at the end of September 2014 represented 30.6% of the total holdings and included Skyworks Solutions (SWKS), Texas Pacific Land Trust (TPL), Pilgrim’s Pride (PPC), Mavenir Systems (MVNR), Deltic Timber (DEL), Diamondback Energy (FANG), Packaging Corp of America (PKG), Trinity Industries (TRN), United States Steel (X), and Signet Jewelers (SIG).

Hodges Mutual Funds

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund experienced a modest gain of 1.25% in the six months ending September 30, 2014 compared to a loss of 6.40 for its benchmark, the Russell 2000 Value Index.

This Fund’s objective is to achieve long-term capital appreciation in small cap value stocks.  The basic investment approach is to invest in deep value situations that may sometimes require a longer time horizon than our core small cap strategy. The Fund will typically seek companies that have a high amount of intrinsic asset value, low price-to-book ratios, above average dividend yields, low P/E multiples, or the potential for a turnaround in underlying fundamentals.  The top holdings in the Fund at the end of September 2014 included Horizon Pharma (HZNP), MarineMax (HZO), Hawaiian Holdings (HA), Alamo Group (ALG), Dixie Group (DXYN), Viewpoint Financial Group (VPFG), GEO Group (GEO), Kapstone Paper & Packaging (KS), LGI Homes (LGIH), and Primoris Services (PRIM).  Our top ten holdings represented 28.9% of the Hodges Small Intrinsic Value Fund’s holdings.

Hodges Mutual Funds

Conclusion

As we enter the second half of the fiscal year for the Hodges Funds, we find ourselves in the midst of an October market correction, unrest in the Mideast, weak international economic conditions, and worries over the Ebola virus.  We remain laser focused on selecting what we view as quality companies at attractive valuations relative to each business’s distinct fundamentals and risk profile.  By offering seven distinct mutual fund strategies that cover most major segments of the domestic equity market, we have the opportunity to serve the equity investment needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and traders are working diligently by studying companies, meeting with management teams, observing trends, and attempting to navigate today’s financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of Eric Marshall and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results, and is not a recommendation to buy or sell any security. Portfolio composition and company ownership in the Hodges Funds are subject to daily change.

The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Hodges fund, and it may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium capitalization companies involve additional risks such as limited liquidity and greater volatility. Non-diversified funds may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may also be invested in companies that demonstrate special situations or turnarounds, meaning that they have experienced significant business challenges but are believed to have favorable prospects for recovery.  There can be no guarantee that the Small Intrinsic Value Fund or the Small-Mid Fund will grow to or maintain an economically viable size.  Diversification does not assure a profit or protect against a loss in a declining market. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Earnings growth is not representative of the fund’s future performance.

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible.  Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds.  Excessive turnover can limit returns and can incur capital gains.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Morningstar Rankings represent a fund’s total-return rank relative to all funds that have the same Morningstar Category. The highest rank is 1 and the lowest is based on the total number of funds ranked in the category. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. Past performance does not guarantee future results.  Past performance does not guarantee future results.

Hodges Mutual Funds

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000 Index is a subset of the Russell 3000 Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index consists of the smallest 2,500 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell 3000 Index is a stock index consisting of the 3000 largest publically listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.

Cash Flow: A revenue or expense stream that changes a cash account over a given period.

Dividend Yield:  A financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Forward Earnings Yield: The same earnings per share for the projected 12-month period divided by the current market price per share.

Price-Earnings Ratio (P/E Ratio):  A valuation ratio of a company’s current share price compared to its per-share earnings.

Price to Book Ratio (P/B Ratio): A ratio used to compare a stock’s market value to its book value.  It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.  Also known as the Price-Equity Ratio.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2014 (Unaudited)

(as a percentage of net assets)

Hodges Fund

*Cash equivalents and other assets less liabilities.

Hodges Small Cap Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2014 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Small Intrinsic Value Fund

*Cash equivalents and other assets less liabilities.

Hodges Small-Mid Cap Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2014 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund

*Cash equivalents and other assets less liabilities.

Hodges Blue Chip 25 Fund

*Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2014 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Equity Income Fund

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLES For the Six Months Ended September 30, 2014 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/14-9/30/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2014 (Unaudited) (Continued)

Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/14	Value 9/30/14	4/1/14 – 9/30/141
Retail Class Actual	$1,000.00	$1,065.60	$6.68
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.53
Institutional Class Actual	$1,000.00	$1,067.30	$5.08
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$4.96

1
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six-month period of 1.29% for the Retail Class shares, and 0.98% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/14	Value 9/30/14	4/1/14 – 9/30/142
Retail Class Actual	$1,000.00	$1,023.60	$6.49
Retail Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.48
Institutional Class Actual	$1,000.00	$1,025.20	$4.87
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.26	$4.86

2
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six-month period of 1.28% for the Retail Class shares, and 0.96% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Intrinsic Value Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/14	Value 9/30/14	4/1/14 –9/30/143
Actual	$1,000.00	$1,012.50	$6.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.53

3
Expenses are equal to the Hodges Small Intrinsic Value Fund’s expense ratio for the most recent six-month period of 1.29% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small-Mid Cap Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/14	Value 9/30/14	4/1/14 –9/30/144
Actual	$1,000.00	$1,034.90	$7.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

4
Expenses are equal to the Hodges Small-Mid Cap Fund’s expense ratio for the most recent six-month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2014 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/14	Value 9/30/14	4/1/14 –9/30/145
Actual	$1,000.00	$ 965.90	$6.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08

5
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six-month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Blue Chip 25 Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/14	Value 9/30/14	4/1/14 – 9/30/146
Actual	$1,000.00	$1,087.50	$6.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

6
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six-month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/14	Value 9/30/14	4/1/14 – 9/30/147
Actual	$1,000.00	$1,058.40	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

7
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six-month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 86.7%

Air Transportation: 6.9%
320,000	Delta Air Lines, Inc.	$11,568,000
300,000	Southwest Airlines Co.	10,131,000
340,000	United Continental
	Holdings, Inc.*	15,908,600
		37,607,600
Apparel Manufacturing: 0.7%
65,242	Oxford Industries, Inc.	3,979,109

Basic Materials Manufacturing: 7.4%
800,000	Builders FirstSource, Inc.*	4,360,000
150,000	Eagle Materials, Inc.	15,274,500
220,000	Encore Wire Corp.	8,159,800
320,000	United States Steel Corp.	12,534,400
		40,328,700
Broadcasting: 1.2%
1,900,000	Sirius XM Holdings, Inc.*	6,631,000

Computer & Electronic Products: 5.3%
600,000	Micron Technology, Inc.*	20,556,000
400,000	Taiwan Semiconductor
	Manufacturing Co. Ltd. - ADR	8,072,000
		28,628,000
Conglomerates: 1.4%
300,000	General Electric Co.	7,686,000

Construction: 2.2%
45,000	Deltic Timber Corp.	2,804,400
430,000	DR Horton, Inc.	8,823,600
		11,628,000
Depository Credit Intermediation: 3.8%
235,000	Legg Mason, Inc.	12,022,600
150,000	Texas Capital BancShares, Inc.*	8,652,000
		20,674,600
Food & Beverage Manufacturing: 1.6%
220,000	Tyson Foods, Inc.	8,661,400

Food Services: 4.2%
500,000	Krispy Kreme Doughnuts, Inc.*	8,580,000
2,058,606	Luby’s, Inc.*,1,2	10,951,784
235,000	Rocky Mountain Chocolate
	Factory, Inc.2	2,946,900
		22,478,684
Internet Services: 2.0%
140,000	Facebook, Inc.*	11,065,600

Land Ownership & Leasing: 1.0%
200,000	Tejon Ranch Co.*	5,608,000

Manufacturing: 0.8%
500,000	The Dixie Group, Inc.*,1	4,335,000

Mining, Oil & Gas Extraction: 16.2%
200,000	Atwood Oceanics, Inc.*	8,738,000
200,000	EnLink Midstream, LLC	8,266,000
226,000	Freeport-McMoRan
	Copper & Gold, Inc.	7,378,900
230,000	Halliburton Co.	14,837,300
115,000	Helmerich & Payne, Inc.	11,255,050
800,000	Hyperdynamics Corp.*	1,440,000
240,000	Jones Energy, Inc.*	4,507,200
600,000	Matador Resources Co.*	15,510,000
235,100	Panhandle Oil and Gas, Inc.	14,035,470
600,000	Torchlight Energy
	Resources, Inc.*	2,154,000
		88,121,920
Motor Vehicle Manufacturing: 3.3%
55,000	Polaris Industries, Inc.	8,238,450
80,000	Toyota Motor Corp. - ADR	9,402,400
		17,640,850
Motor Vehicle Parts Manufacturing: 0.4%
200,000	Westport Innovations, Inc.*	2,102,000

Pharmaceuticals: 4.4%
130,000	Agios Pharmaceuticals, Inc.*	7,975,500
150,000	Gilead Sciences, Inc.*	15,967,500
		23,943,000
Publishing Industries: 2.5%
1,245,000	A.H. Belo Corp. - Class A1,2	13,284,150

Rail Transportation: 4.7%
285,000	CSX Corp.	9,137,100
135,000	Kansas City Southern	16,362,000
		25,499,100
Rental & Leasing: 1.6%
215,000	Air Lease Corp.	6,987,500
15,000	United Rentals, Inc.*	1,666,500
		8,654,000
Retail Trade: 8.6%
91,500	Costco Wholesale Corp.	11,466,780
125,000	The Home Depot, Inc.	11,467,500
100,000	Kohl’s Corp.	6,103,000
52,500	PriceSmart, Inc.	4,496,100
115,000	Signet Jewelers Ltd.	13,099,650
		46,633,030
Telecommunications: 0.9%
400,000	Mavenir Systems, Inc.*	5,024,000

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 86.7% (Continued)

Transportation Equipment: 5.6%
70,000	The Boeing Co.	$8,916,600
460,000	Trinity Industries, Inc.	21,491,200
		30,407,800
TOTAL COMMON STOCKS
(Cost $413,799,119)		470,621,543

PARTNERSHIPS & TRUSTS: 9.2%

Land Ownership & Leasing: 9.2%
259,659	Texas Pacific Land Trust1	49,968,778

TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,734,848)		49,968,778

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 2.8%

Air Transportation: 0.1%
2,000	American Airlines Group, Inc.
	Expiration: November 2014,
	Exercise Price: $35.00	502,000

Apparel Manufacturing: 1.1%
150	Fossil Group, Inc.
	Expiration: January 2015,
	Exercise Price: $90.00	133,500
2,500	NIKE, Inc.
	Expiration: October 2014,
	Exercise Price: $65.00	6,106,250
		6,239,750
Computer & Electronic Products: 0.7%
500	Apple, Inc.
	Expiration: April 2015,
	Exercise Price: $80.00	1,077,500
1,600	Apple, Inc.
	Expiration: January 2015,
	Exercise Price: $85.00	2,620,000
		3,697,500
Food & Beverage Manufacturing: 0.4%
500	Keurig Green Mountain, Inc.
	Expiration: January 2015,
	Exercise Price: $90.00	2,043,750

Internet Services: 0.2%
700	Alibaba Group Holding Ltd.
	Expiration: January 2015,
	Exercise Price: $80.00	861,000

Personal Services: 0.1%
1,000	Weight Watchers International, Inc.
	Expiration: January 2015,
	Exercise Price: $20.00	770,000

Transportation Equipment: 0.2%
1,000	Wabtec Corp.
	Expiration: October 2014,
	Exercise Price: $70.00	1,170,000

TOTAL CALL OPTIONS PURCHASED
(Cost $13,216,961)		15,284,000

Shares
SHORT-TERM INVESTMENTS: 1.1%

Money Market Fund: 1.1%
5,753,050	Fidelity Money Market Portfolio -
	Select Class, 0.01%3	5,753,050

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,753,050)		5,753,050

TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $440,503,978)		541,627,371
Other Assets in Excess of Liabilities: 0.2%		1,357,987
TOTAL NET ASSETS: 100.0%		$542,985,358

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2014, the total market value of the investments considered illiquid was $9,660,647 or 1.8% of total net assets.
3	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 86.7%

Advertising & Public Relations: 0.4%
2,807,724	Tremor Video, Inc.*,1	$6,570,074

Air Transportation: 5.1%
650,000	American Airlines Group, Inc.	23,062,000
280,000	Bristow Group, Inc.	18,816,000
1,725,000	Hawaiian Holdings, Inc.*	23,201,250
300,000	Spirit Airlines, Inc.*	20,742,000
		85,821,250
Apparel Manufacturing: 2.1%
260,000	G-III Apparel Group Ltd.*	21,543,600
250,000	Skechers U.S.A., Inc.*	13,327,500
		34,871,100
Automotive Retail: 1.7%
310,000	Lithia Motors, Inc.	23,463,900
100,000	Monro Muffler Brake, Inc.	4,853,000
		28,316,900
Basic Materials Manufacturing: 10.5%
1,200,000	Commercial Metals Co.	20,484,000
260,000	Eagle Materials, Inc.	26,475,800
425,000	Encore Wire Corp.	15,763,250
1,350,000	Graphic Packaging Holding Co.*	16,780,500
160,000	Kaiser Aluminum Corp.	12,195,200
970,000	KapStone Paper &
	Packaging Corp.*	27,130,900
700,000	U.S. Concrete, Inc.*,1	18,298,000
400,000	U.S. Silica Holdings, Inc.	25,004,000
340,000	United States Steel Corp.	13,317,800
		175,449,450
Business Support Services: 0.9%
450,000	Cardtronics, Inc.*	15,840,000

Chemical Manufacturing: 0.8%
600,000	Chemtura Corp.*	13,998,000

Computer & Electronic Products: 3.3%
700,000	Diodes, Inc.*	16,744,000
250,000	FARO Technologies, Inc.*	12,687,500
900,000	Gogo, Inc.*	15,174,000
1,367,000	Interphase Corp.*,1,2	4,224,030
500,000	Kulicke & Soffa Industries, Inc.*	7,115,000
		55,944,530
Construction: 1.1%
700,000	Primoris Services Corp.	18,788,000

Depository Credit Intermediation: 5.0%
530,000	Hilltop Holdings, Inc.*	10,626,500
328,263	Independent Bank Group, Inc.	15,576,080
250,000	Texas Capital BancShares, Inc.*	14,420,000
850,000	ViewPoint Financial Group, Inc.	20,349,000
2,000,000	Wisdomtree Investments, Inc.*	22,760,000
		83,731,580
Electrical Equipment: 2.1%
110,000	AZZ, Inc.	4,594,700
380,000	Greatbatch, Inc.*	16,191,800
170,000	Littelfuse, Inc.	14,480,600
		35,267,100
Employment Services: 1.0%
300,000	Team Health Holdings, Inc.*	17,397,000

Food & Beverage Manufacturing: 2.4%
540,000	John Bean Technologies Corp.	15,190,200
800,000	Pilgrim’s Pride Corp.*	24,448,000
		39,638,200
Food & Beverage Products: 0.8%
1,010,000	Boulder Brands, Inc.*	13,766,300

Food Services: 3.7%
480,000	Brinker International, Inc.	24,379,200
175,000	Cracker Barrel
	Old Country Store, Inc.	18,058,250
470,000	Popeyes Louisiana Kitchen, Inc.*	19,035,000
		61,472,450
Freight Transportation: 1.6%
540,000	Saia, Inc.*	26,762,400

Furniture Manufacturing: 1.0%
1,000,000	Steelcase, Inc.	16,190,000

General Manufacturing: 3.9%
600,000	Cooper Tire & Rubber Co.	17,220,000
310,000	Curtiss-Wright Corp.	20,435,200
215,000	Esterline Technologies Corp.*	23,923,050
340,000	Zep, Inc.	4,766,800
		66,345,050
Hotels, Restaurants & Leisure: 3.3%
1,098,000	Intrawest Resorts Holdings, Inc.*,2	10,617,660
770,000	La Quinta Holdings, Inc.*	14,622,300
450,000	SeaWorld Entertainment, Inc.	8,653,500
250,000	Vail Resorts, Inc.	21,690,000
		55,583,460
Household Goods: 1.1%
200,000	Spectrum Brands Holdings, Inc.	18,106,000

Internet Services: 0.5%
500,000	Points International Ltd.*	8,710,000

Machinery: 2.0%
230,000	Alamo Group, Inc.	9,430,000
350,000	Manitowoc, Inc.	8,207,500

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 86.7% (Continued)

Machinery: 2.0% (Continued)
360,000	TimkenSteel Corp.	$16,736,400
		34,373,900
Medical Equipment & Supplies Manufacturing: 3.2%
500,000	Natus Medical, Inc.*	14,755,000
475,000	NuVasive, Inc.*	16,563,250
410,000	STERIS Corp.	22,123,600
		53,441,850
Mining, Oil & Gas Extraction: 12.3%
600,000	Athlon Energy, Inc.*	34,938,000
100,000	Basic Energy Services, Inc.*	2,169,000
500,000	Bonanza Creek Energy, Inc.*	28,450,000
500,000	Comstock Resources, Inc.	9,310,000
580,000	EnLink Midstream, LLC	23,971,400
5,000,000	Hercules Offshore, Inc.*	11,000,000
147,000	Martin Marietta Materials, Inc.	18,954,180
870,000	Matador Resources Co.*	22,489,500
450,000	Oasis Petroleum, Inc.*	18,814,500
575,000	Parsley Energy, Inc.*	12,264,750
394,500	RSP Permian, Inc.*	10,083,420
515,000	Sanchez Energy Corp.*	13,523,900
		205,968,650
Motor Vehicle Parts Manufacturing: 0.3%
100,000	LB Foster Co.	4,594,000

Movie Production & Theaters: 1.4%
700,000	Cinemark Holdings, Inc.	23,828,000

Non-Depository Credit Intermediation: 1.6%
780,000	Nationstar Mortgage
	Holdings, Inc.*	26,707,200

Nursing and Residential Care Facilities: 0.7%
625,000	Kindred Healthcare, Inc.	12,125,000

Petroleum Products: 0.6%
1,100,000	Aegean Marine
	Petroleum Network, Inc.	10,087,000

Pharmaceuticals: 2.1%
800,000	Horizon Pharma PLC*	9,824,000
255,000	Pacira Pharmaceuticals, Inc.*	24,714,600
		34,538,600
Recreation: 1.2%
1,000,000	ClubCorp Holdings, Inc.	19,830,000

Retail Trade: 4.0%
355,000	Casey’s General Stores, Inc.	25,453,500
500,000	CST Brands, Inc.	17,975,000
1,300,000	Shoe Carnival, Inc.1	23,153,000
		66,581,500
Software Publishers: 1.2%
500,000	Blackbaud, Inc.	19,645,000

Transportation Equipment: 2.2%
50,000	The Greenbrier Companies, Inc.	3,669,000
700,000	Trinity Industries, Inc.	32,704,000
		36,373,000
Transportation & Warehousing: 1.6%
1,350,000	Baltic Trading Ltd.	5,589,000
1,200,000	Diana Shipping, Inc.*	10,728,000
90,000	Kirby Corp.*	10,606,500
		26,923,500
TOTAL COMMON STOCKS
(Cost $1,243,072,006)		1,453,586,044

PARTNERSHIPS & TRUSTS: 4.7%

Land Ownership & Leasing: 2.0%
170,000	Texas Pacific Land Trust1	32,714,800

Real Estate Investment Trusts: 2.7%
2,450,000	FelCor Lodging Trust, Inc.	22,932,000
600,000	The GEO Group, Inc.	22,932,000
		45,864,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $43,561,676)		78,578,800

SHORT-TERM INVESTMENTS: 8.1%

Money Market Funds: 8.1%
62,930,453	Fidelity Money Market Portfolio -
	Select Class, 0.01%3	62,930,453
73,765,930	Invesco Short-Term Portfolio -
	Institutional Class, 0.01%3	73,765,930
		136,696,383
TOTAL SHORT-TERM INVESTMENTS
(Cost $136,696,383)		136,696,383

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $1,423,330,065)		1,668,861,227
Other Assets in Excess of Liabilities: 0.5%		8,392,770
TOTAL NET ASSETS: 100.0%		$1,677,253,997

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2014, the total market value of the investments considered illiquid was $2,970,225 or 0.2% of total net assets.
3	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 88.6%

Advertising & Public Relations: 1.6%
6,500	Iconix Brand Group, Inc.*	$240,110

Air Transportation: 4.4%
3,000	Bristow Group, Inc.	201,600
35,000	Hawaiian Holdings, Inc.*	470,750
		672,350
Apparel Manufacturing: 2.4%
4,500	G-III Apparel Group Ltd.*	372,870

Basic Materials Manufacturing: 9.2%
35,000	Builders FirstSource, Inc.*	190,750
12,000	Commercial Metals Co.	204,840
5,000	Encore Wire Corp.	185,450
15,000	KapStone Paper &
	Packaging Corp.*	419,550
15,000	U.S. Concrete, Inc.*,1	392,100
		1,392,690
Business Support Services: 3.3%
40,000	Arc Document Solutions, Inc.*	324,000
5,000	Cardtronics, Inc.*	176,000
		500,000
Computer & Electronic Products: 1.2%
10,000	ID Systems, Inc.*	73,900
10,000	RF Micro Devices, Inc.*	115,400
		189,300
Construction: 5.3%
22,000	LGI Homes, Inc.*	403,920
15,000	Primoris Services Corp.	402,600
		806,520
Depository Credit Intermediation: 7.3%
9,000	Hilltop Holdings, Inc.*	180,450
3,000	Independent Bank Group, Inc.	142,350
6,000	Southside Bancshares, Inc.	199,500
10,000	Southwest Bancorp, Inc.	164,000
18,000	ViewPoint Financial Group, Inc.	430,920
		1,117,220
Food & Beverage Manufacturing: 2.0%
10,000	Pilgrim’s Pride Corp.*	305,600

Food Services: 3.0%
20,000	Luby’s, Inc.*,1	106,400
20,000	Pizza Inn Holdings, Inc.*	159,800
15,000	Rocky Mountain
	Chocolate Factory, Inc.	188,100
		454,300
Freight Transportation: 2.3%
7,000	Saia, Inc.*	346,920

Funeral Services: 2.3%
20,000	Carriage Services, Inc.	346,600

General Manufacturing: 1.2%
25,000	JAKKS Pacific, Inc.*	177,500

Hotels, Restaurants & Leisure: 2.1%
17,000	La Quinta Holdings, Inc.*	322,830

Insurance: 1.7%
25,000	Hallmark Financial Services, Inc.*	257,750

Machinery: 3.0%
11,000	Alamo Group, Inc.	451,000

Manufacturing: 3.7%
50,000	The Dixie Group, Inc.*,1	433,500
3,000	Powell Industries, Inc.	122,580
		556,080
Mining, Oil & Gas Extraction: 7.2%
9,000	Comstock Resources, Inc.	167,580
6,000	EnLink Midstream, LLC	247,980
21,000	Jones Energy, Inc.*	394,380
26,000	Triangle Petroleum Corp.*	286,260
		1,096,200
Movie Production & Theaters: 2.2%
10,000	Cinemark Holdings, Inc.	340,400

Non-Depository Credit Intermediation: 3.6%
25,000	MicroFinancial, Inc.	201,500
10,000	Nationstar Mortgage
	Holdings, Inc.*	342,400
		543,900
Petroleum Products: 1.8%
30,000	Aegean Marine
	Petroleum Network, Inc.	275,100

Pharmaceuticals: 3.2%
40,000	Horizon Pharma PLC*	491,200

Publishing Industries: 1.5%
22,000	A.H. Belo Corp. - Class A1	234,740

Retail Trade: 10.4%
30,000	J.C. Penney Co., Inc.*	301,200
14,000	Kirklands, Inc.*	225,540
28,000	MarineMax, Inc.*	471,800
13,000	Shoe Carnival, Inc.1	231,530
30,000	Stein Mart, Inc.	346,500
		1,576,570

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 88.6% (Continued)

Transportation Equipment: 1.5%
5,000	Trinity Industries, Inc.	$233,600

Transportation & Warehousing: 1.2%
20,000	Diana Shipping, Inc.*	178,800

TOTAL COMMON STOCKS
(Cost $13,534,381)		13,480,150

PARTNERSHIPS & TRUSTS: 7.7%

Land Ownership & Leasing: 1.3%
1,000	Texas Pacific Land Trust1	192,440

Real Estate Investment Trusts: 6.4%
15,000	Capstead Mortgage Corp.	183,600
40,000	FelCor Lodging Trust, Inc.	374,400
11,000	The GEO Group, Inc.	420,420
		978,420
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,118,426)		1,170,860

INVESTMENT COMPANIES: 1.4%

Financial Services: 1.4%
6,000	Capital Southwest Corp.	214,620

TOTAL INVESTMENT COMPANIES
(Cost $213,828)		214,620

SHORT-TERM INVESTMENTS: 3.5%

Money Market Fund: 3.5%
529,650	Fidelity Money Market Portfolio -
	Select Class, 0.01%2	529,650

TOTAL SHORT-TERM INVESTMENTS
(Cost $529,650)		529,650

TOTAL INVESTMENTS IN SECURITIES: 101.2%
(Cost $15,396,285)		15,395,280
Liabilities in Excess of Other Assets: (1.2)%		(188,865)
TOTAL NET ASSETS: 100.0%		$15,206,415

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 90.8%

Air Transportation: 1.6%
4,000	Alaska Air Group, Inc.	$174,160

Apparel Manufacturing: 2.0%
2,600	G-III Apparel Group Ltd.*	215,436

Basic Materials Manufacturing: 9.5%
12,000	Commercial Metals Co.	204,840
2,500	Eagle Materials, Inc.	254,575
4,500	Packaging Corp. of America	287,190
7,000	United States Steel Corp.	274,190
		1,020,795
Computer & Electronic Products: 4.6%
8,500	Skyworks Solutions, Inc.	493,425

Construction: 6.5%
5,000	Deltic Timber Corp.	311,600
12,000	DR Horton, Inc.	246,240
5,000	Primoris Services Corp.	134,200
		692,040
Depository Credit Intermediation: 1.4%
2,000	Cullen/Frost Bankers, Inc.	153,020

Electrical Equipment: 2.8%
3,000	AZZ, Inc.	125,310
4,000	Greatbatch, Inc.*	170,440
		295,750
Food & Beverage Manufacturing: 8.4%
3,000	Cal-Maine Foods, Inc.	267,990
3,500	Ingredion, Inc.	265,265
12,000	Pilgrim’s Pride Corp.*	366,720
		899,975
Food Services: 2.4%
5,000	Brinker International, Inc.	253,950

General Manufacturing: 3.8%
2,500	Curtiss-Wright Corp.	164,800
3,500	Flowserve Corp.	246,820
		411,620
Household Goods: 2.5%
3,000	Spectrum Brands Holdings, Inc.	271,590

Internet Services: 1.2%
10,000	Borderfree, Inc.*	129,000

Machinery: 2.0%
3,000	Flotek Industries, Inc.*	78,210
2,000	Lincoln Electric Holdings, Inc.	138,270
		216,480
Mining, Oil & Gas Extraction: 11.6%
30,000	Callon Petroleum Co.*	264,300
2,000	Cimarex Energy Co.	253,060
4,000	Diamondback Energy, Inc.*	299,120
1,400	Martin Marietta Materials, Inc.	180,516
6,000	Oasis Petroleum, Inc.*	250,860
		1,247,856
Non-Depository Credit Intermediation: 1.6%
5,000	Nationstar Mortgage Holdings, Inc.*	171,200

Nursing and Residential Care Facilities: 1.1%
3,500	Envision Healthcare Holdings, Inc.*	121,380

Publishing Industries: 2.0%
20,000	A.H. Belo Corp. - Class A1	213,400

Rail Transportation: 1.7%
1,500	Kansas City Southern	181,800

Rental & Leasing: 2.1%
2,000	United Rentals, Inc.*	222,200

Retail Trade: 10.6%
4,000	Cabelas, Inc.*	235,600
3,500	Casey’s General Stores, Inc.	250,950
1,500	O’Reilly Automotive, Inc.*	225,540
2,400	Signet Jewelers Ltd.	273,384
13,000	Stein Mart, Inc.	150,150
		1,135,624
Telecommunications: 2.9%
25,000	Mavenir Systems, Inc.*	314,000

Transportation Equipment: 6.3%
600	AMERCO	157,134
6,000	Trinity Industries, Inc.	280,320
3,000	Wabtec Corp.	243,120
		680,574
Transportation & Warehousing: 2.2%
2,000	Kirby Corp.*	235,700

TOTAL COMMON STOCKS
(Cost $9,296,961)		9,750,975

PARTNERSHIPS & TRUSTS: 3.6%

Land Ownership & Leasing: 3.6%
2,000	Texas Pacific Land Trust1	384,880

TOTAL PARTNERSHIPS & TRUSTS
(Cost $196,183)		384,880

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited) (Continued)

Shares	Value
SHORT-TERM INVESTMENTS: 2.1%

Money Market Fund: 2.1%
220,464	Fidelity Money Market Portfolio -
Select Class, 0.01%2	$220,464

TOTAL SHORT-TERM INVESTMENTS
(Cost $220,464)	220,464

TOTAL INVESTMENTS IN SECURITIES: 96.5%
(Cost $9,713,608)	10,356,319
Other Assets in Excess of Liabilities: 3.5%	377,000
TOTAL NET ASSETS: 100.0%	$10,733,319

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 87.1%

Advertising & Public Relations: 3.3%
10,000	Iconix Brand Group, Inc.*	$369,400

Basic Materials Manufacturing: 9.3%
60,000	Builders FirstSource, Inc.*	327,000
18,000	United States Steel Corp.	705,060
		1,032,060
Broadcasting: 6.3%
200,000	Sirius XM Holdings, Inc.*	698,000

Computer & Electronic Products: 9.3%
275,379	Intrusion, Inc.*,1,2	820,629
10,500	Taiwan Semiconductor
	Manufacturing Co. Ltd. - ADR	211,890
		1,032,519
Finance & Insurance: 3.2%
100,000	U.S. Global Investors, Inc.	355,000

Food & Beverage Manufacturing: 6.7%
8,000	Tootsie Roll Industries, Inc.	223,920
13,000	Tyson Foods, Inc.	511,810
		735,730
Food Services: 7.0%
115,000	Luby’s, Inc.*,1	611,800
10,000	Pizza Inn Holdings, Inc.*	79,900
170,320	U-Swirl, Inc.*	78,552
		770,252
Internet Services: 3.9%
40,000	PFSweb, Inc.*	435,200

Manufacturing: 3.9%
50,000	The Dixie Group, Inc.*,1	433,500

Mining, Oil & Gas Extraction: 10.7%
26,000	Chesapeake Energy Corp.	597,740
10,000	Cliffs Natural Resources, Inc.	103,800
5,000	Freeport-McMoRan
	Copper & Gold, Inc.	163,250
90,000	Hercules Offshore, Inc.*	198,000
1,857	Seventy Seven Energy, Inc.*	44,085
20,000	Torchlight Energy Resources, Inc.*	71,800
		1,178,675
Publishing Industries: 9.7%
100,000	A.H. Belo Corp. - Class A1	1,067,000

Retail Trade: 6.6%
30,000	DGSE Companies, Inc.*	40,800
6,300	Kate Spade & Co.*	165,249
2,000	PriceSmart, Inc.	171,280
30,000	Stein Mart, Inc.	346,500
		723,829
Wholesale Trade: 7.2%
60,000	Xerox Corp.	793,800

TOTAL COMMON STOCKS
(Cost $8,581,059)		9,624,965

PARTNERSHIPS & TRUSTS: 7.2%

Land Ownership & Leasing: 3.0%
17,500	Mesabi Trust	334,075

Real Estate Investment Trusts: 4.2%
50,000	FelCor Lodging Trust, Inc.	468,000

TOTAL PARTNERSHIPS & TRUSTS
(Cost $704,358)		802,075

SHORT-TERM INVESTMENTS: 5.7%

Money Market Funds: 5.7%
388,302	Fidelity Money Market Portfolio -
	Select Class, 0.01%3	388,302
240,748	Invesco Short-Term Portfolio -
	Institutional Class, 0.01%3	240,748
		629,050
TOTAL SHORT-TERM INVESTMENTS
(Cost $629,050)		629,050

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $9,914,467)		11,056,090
Liabilities in Excess of Other Assets: (0.0)%		(1,824)
TOTAL NET ASSETS: 100.0%		$11,054,266
*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2014, the total market value of the investment considered illiquid was $479,407 or 4.3% of total net assets.
3	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 82.9%

Air Transportation: 4.4%
15,000	United Continental Holdings, Inc.*	$701,850

Apparel Manufacturing: 2.8%
5,000	NIKE, Inc.	446,000

Basic Materials Manufacturing: 10.2%
5,000	International Paper Co.	238,700
35,000	United States Steel Corp.	1,370,950
		1,609,650
Computer & Electronic Products: 2.7%
9,000	Texas Instruments, Inc.	429,210

Conglomerates: 2.8%
17,500	General Electric Co.	448,350

Depository Credit Intermediation: 2.9%
8,000	Texas Capital BancShares, Inc.*	461,440

Entertainment: 3.4%
6,000	The Walt Disney Co.	534,180

Food & Beverage Manufacturing: 3.3%
5,500	The Hershey Co.	524,865

Mining, Oil & Gas Extraction: 12.5%
8,500	Halliburton Co.	548,335
5,000	Helmerich & Payne, Inc.	489,350
3,750	Martin Marietta Materials, Inc.	483,525
6,000	National Oilwell Varco, Inc.	456,600
		1,977,810
Motor Vehicle Manufacturing: 6.8%
3,500	Polaris Industries, Inc.	524,265
4,700	Toyota Motor Corp. - ADR	552,391
		1,076,656
Pharmaceuticals: 3.4%
5,000	Johnson & Johnson	532,950

Rail Transportation: 4.0%
20,000	CSX Corp.	641,200

Retail Trade: 13.8%
5,000	Costco Wholesale Corp.	626,600
8,000	The Home Depot, Inc.	733,920
6,000	Kohl’s Corp.	366,180
6,000	Wal-Mart Stores, Inc.	458,820
		2,185,520
Transportation Equipment: 6.9%
5,000	The Boeing Co.	636,900
2,500	Lockheed Martin Corp.	456,950
		1,093,850
Utilities: 3.0%
10,000	Atmos Energy Corp.	477,000

TOTAL COMMON STOCKS
(Cost $11,128,360)		13,140,531

PARTNERSHIPS & TRUSTS: 6.1%

Land Ownership & Leasing: 6.1%
5,000	Texas Pacific Land Trust1	962,200

TOTAL PARTNERSHIPS & TRUSTS
(Cost $224,305)		962,200

SHORT-TERM INVESTMENTS: 10.2%

Money Market Funds: 10.2%
624,804	Fidelity Money Market Portfolio -
	Select Class, 0.01%2	624,804
999,625	Invesco Short-Term Portfolio -
	Institutional Class, 0.01%2	999,625
		1,624,429
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,624,429)		1,624,429

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $12,977,094)		15,727,160
Other Assets in Excess of Liabilities: 0.8%		130,295
TOTAL NET ASSETS: 100.0%		$15,857,455

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 87.2%

Basic Materials Manufacturing: 1.8%
7,500	International Paper Co.	$358,050

Computer & Electronic Products: 4.4%
43,000	Taiwan Semiconductor
	Manufacturing Co. Ltd. - ADR	867,740

Conglomerates: 3.7%
29,000	General Electric Co.	742,980

Consumer, Non-Durable: 3.8%
9,000	Procter & Gamble Co.	753,660

Food & Beverage Manufacturing: 1.9%
5,000	Ingredion, Inc.	378,950

Food & Beverage Products: 5.9%
10,000	The Coca-Cola Co.	426,600
5,000	Kraft Foods Group, Inc.	282,000
5,000	PepsiCo, Inc.	465,450
		1,174,050
Food Services: 4.2%
8,000	Cracker Barrel
	Old Country Store, Inc.	825,520

Medical Equipment Manufacturing: 1.8%
5,000	Baxter International, Inc.	358,850

Mining, Oil & Gas Extraction: 12.6%
5,000	ConocoPhillips	382,600
5,000	Helmerich & Payne, Inc.	489,350
23,000	LinnCo., LLC	665,850
7,000	Targa Resources Corp.	953,190
		2,490,990
Movie Production & Theaters: 2.0%
11,500	Cinemark Holdings, Inc.	391,460

Petroleum Products: 5.5%
7,000	Exxon Mobil Corp.	658,350
10,000	HollyFrontier Corp.	436,800
		1,095,150
Pharmaceuticals: 6.6%
8,000	AbbVie, Inc.	462,080
8,000	Johnson & Johnson	852,720
		1,314,800
Retail Trade: 8.6%
10,000	The Home Depot, Inc.	917,400
7,000	Walgreen Co.	414,890
5,000	Wal-Mart Stores, Inc.	382,350
		1,714,640
Software Publishers: 3.0%
13,000	Microsoft Corp.	602,680

Telecommunications: 6.4%
15,000	AT&T, Inc.	528,600
15,000	Verizon Communications, Inc.	749,850
		1,278,450
Transportation Equipment: 11.3%
9,000	The Boeing Co.	1,146,420
6,000	Lockheed Martin Corp.	1,096,680
		2,243,100
Utilities: 3.7%
5,000	Dominion Resources, Inc.	345,450
6,000	ONEOK, Inc.	393,300
		738,750
TOTAL COMMON STOCKS
(Cost $13,147,135)		17,329,820

PARTNERSHIPS & TRUSTS: 8.1%

Real Estate Investment Trusts: 8.1%
10,000	Corrections Corporation of America	343,600
17,005	The GEO Group, Inc.	649,931
13,000	Ryman Hospitality Properties, Inc.	614,900
		1,608,431
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,423,017)		1,608,431

SHORT-TERM INVESTMENTS: 4.9%
Money Market Funds: 4.9%
726,079	Fidelity Money Market Portfolio -
	Select Class, 0.01%1	726,079
240,263	Invesco Short-Term Portfolio -
	Institutional Class, 0.01%1	240,263
		966,342
TOTAL SHORT-TERM INVESTMENTS
(Cost $966,342)		966,342

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $15,536,494)		19,904,593
Liabilities in Excess of Other Assets: (0.2)%		(37,963)
TOTAL NET ASSETS: 100.0%		$19,866,630

ADR - American Depositary Receipt
1	Seven-day yield as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2014 (Unaudited)

			Hodges Small	Hodges
		Hodges Small	Intrinsic	Small-Mid
	Hodges Fund	Cap Fund	Value Fund	Cap Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $408,815,999, $1,348,083,140, $13,727,030,
and $9,288,630, respectively) (Note 2)	$463,087,659	$1,583,901,323	$13,804,570	$9,758,039
Investments in securities of affiliated issuers, at value
(Cost $31,687,979, $75,246,925, $1,669,255,
and $424,978, respectively) (Note 6)	78,539,712	84,959,904	1,590,710	598,280
Total investments, at value (Cost $440,503,978,
$1,423,330,065, $15,396,285, and $9,713,608, respectively)	541,627,371	1,668,861,227	15,395,280	10,356,319
Receivables:
Investment securities sold	3,830,225	14,443,287	—	407,601
Fund shares sold	3,260,588	11,546,788	—	41,371
Dividends and interest	90,772	192,452	6,035	4,832
Prepaid expenses	63,054	145,486	28,155	20,980
Total assets	548,872,010	1,695,189,240	15,429,470	10,831,103
LIABILITIES
Payables:
Investment securities purchased	4,922,003	14,402,874	190,542	72,408
Fund shares redeemed	141,737	1,335,826	1,921	—
Investment advisory fees, net	378,413	1,165,611	2,518	914
Administrative fees	47,698	99,327	956	694
Custody fees	2,900	6,459	888	1,216
Distribution fees	319,901	820,292	8,826	6,066
Fund accounting fees	10,615	23,252	1,109	1,086
Transfer agent fees	37,930	52,481	2,827	2,227
Chief Compliance Officer fees	1,200	1,233	1,188	1,188
Trustee fees	2,771	4,392	1,456	1,465
Other accrued expenses	21,484	23,496	10,824	10,520
Total liabilities	5,886,652	17,935,243	223,055	97,784
NET ASSETS	$542,985,358	$1,677,253,997	$15,206,415	$10,733,319
COMPONENTS OF NET ASSETS
Paid-in capital	$520,936,753	$1,412,295,704	$15,156,122	$10,208,907
Undistributed (accumulated) net investment gain (loss)	618,127	(3,911,873)	(24,135)	(30,278)
Accumulated net realized gain (loss) on investments and options	(79,692,915)	23,339,004	75,433	(88,021)
Net unrealized appreciation (depreciation)
on investments and options	101,123,393	245,531,162	(1,005)	642,711
Net assets	$542,985,358	$1,677,253,997	$15,206,415	$10,733,319
COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$518,990,308	$1,389,933,909	$15,206,415	$10,733,319
Shares of beneficial interest issued and outstanding	12,937,010	71,359,858	1,446,753	978,177
Net asset value, offering and redemption price per share	$40.12	$19.48	$10.51	$10.97
Net Asset Value (unlimited shares authorized)
Institutional Shares:
Net assets	$23,995,050	$287,320,088
Shares of beneficial interest issued and outstanding	591,207	14,429,570
Net asset value, offering and redemption price per share	$40.59	$19.91

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2014 (Unaudited) (Continued)

	Hodges Pure	Hodges Blue	Hodges Equity
	Contrarian Fund	Chip 25 Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $7,949,438, $12,752,789, and $15,536,494, respectively) (Note 2)	$8,123,161	$14,764,960	$19,904,593
Investments in securities of affiliated issuers, at value
(Cost $1,965,029, $224,305, and $—, respectively) (Note 6)	2,932,929	962,200	—
Total investments, at value
(Cost $9,914,467, $12,977,094, and $15,536,494, respectively)	11,056,090	15,727,160	19,904,593
Receivables:
Fund shares sold	1,371	136,327	6,673
Dividends and interest	3,857	5,059	26,385
Prepaid expenses	22,612	23,430	23,244
Total assets	11,083,930	15,891,976	19,960,895
LIABILITIES
Payables:
Distribution to shareholders	—	—	15,953
Fund shares redeemed	—	—	33,098
Investment advisory fees, net	2,452	4,840	7,816
Administrative fees	1,190	1,413	3,024
Custody fees	963	920	931
Distribution fees	7,068	9,004	12,431
Fund accounting fees	889	846	1,342
Transfer agent fees	3,466	3,246	4,095
Chief Compliance Officer fees	1,506	1,558	1,483
Trustee fees	1,563	1,542	1,584
Other accrued expenses	10,567	11,152	12,508
Total liabilities	29,664	34,521	94,265
NET ASSETS	$11,054,266	$15,857,455	$19,866,630
COMPONENTS OF NET ASSETS
Paid-in capital	$8,977,009	$12,240,689	$14,982,292
Accumulated net investment income	156,921	28,956	10,021
Accumulated net realized gain on investments	778,713	837,744	506,218
Net unrealized appreciation on investments	1,141,623	2,750,066	4,368,099
Net assets	$11,054,266	$15,857,455	$19,866,630
COMPUTATION OF NET ASSET VALUE
Net Asset Value (unlimited shares authorized)
Retail Shares:
Net assets	$11,054,266	$15,857,455	$19,866,630
Shares of beneficial interest issued and outstanding	737,046	967,078	1,322,337
Net asset value, offering and redemption price per share	$15.00	$16.40	$15.02

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2014 (Unaudited)

			Hodges Small	Hodges
		Hodges Small	Intrinsic	Small-Mid
	Hodges Fund	Cap Fund	Value Fund	Cap Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments (net of $49,984,
$—, $—, and $— foreign withholding tax, respectively)	$2,038,959	$4,549,591	$41,883	$32,573
Dividends from affiliated investments (Note 6)	2,066,700	87,600	1,842	1,600
Interest	672	26,019	376	184
Total investment income	4,106,331	4,663,210	44,101	34,357
EXPENSES (Note 3)
Investment advisory fees	2,049,533	5,891,546	44,962	35,605
Distribution fees - Retail Shares	585,839	1,508,684	13,224	10,472
Transfer agent fees - Retail Shares	233,737	593,021	13,070	10,260
Transfer agent fees - Institutional Shares	2,089	19,222	—	—
Administration fees	91,560	227,219	1,976	1,580
Fund accounting fees	29,398	72,158	1,435	1,453
Registration fees	24,136	80,565	13,575	12,211
Reports to shareholders	19,028	103,652	1,454	3,208
Audit fees	14,927	11,628	11,959	11,959
Custody fees	10,131	27,655	4,064	2,955
Miscellaneous expenses	9,202	23,696	3,558	3,624
Trustee fees	5,351	9,801	2,463	2,469
Chief Compliance Officer fees	3,528	3,425	3,470	3,471
Insurance expense	1,714	1,673	1,422	1,422
Legal fees	1,038	1,138	1,650	1,683
Total expenses	3,081,211	8,575,083	118,282	102,372
Less: fees waived	—	—	(50,046)	(43,729)
Net expenses	3,081,211	8,575,083	68,236	58,643
Net investment income (loss)	1,025,120	(3,911,873)	(24,135)	(24,286)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain (loss) on unaffiliated investments and options	(9,709,311)	1,101,239	70,567	(88,021)
Net realized loss on affiliated investments (Note 6)	—	(335,364)	(11,874)	—
Net realized gain on written options	—	137,781	—	—
Change in net unrealized appreciation (depreciation)
on investments and options	38,651,861	20,422,983	(80,980)	375,668
Net realized and unrealized gain (loss)	28,942,550	21,326,639	(22,287)	287,647
Net increase (decrease) in
net assets resulting from operations	$29,967,670	$17,414,766	$(46,422)	$263,361

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2014 (Unaudited) (Continued)

	Hodges Pure	Hodges Blue	Hodges Equity
	Contrarian Fund	Chip 25 Fund	Income Fund
INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $1,853, $602, and $4,422 foreign withholding tax, respectively)	$56,325	$105,224	$358,017
Dividends from affiliated investments (Note 6)	182,800	—	—
Interest	14	96	10
Total investment income	239,139	105,320	358,027
EXPENSES (Note 3)
Investment advisory fees	49,919	42,787	63,836
Distribution fees	14,682	16,457	24,552
Audit fees	11,520	11,574	11,521
Transfer agent fees	10,648	10,562	14,227
Registration fees	8,909	10,002	9,688
Chief Compliance Officer fees	3,158	3,107	3,181
Custody fees	2,872	2,699	2,681
Trustee fees	2,677	2,684	2,721
Administration fees	2,245	2,493	3,747
Fund accounting fees	1,938	1,660	2,428
Insurance expense	1,374	1,126	1,374
Legal fees	1,351	1,145	1,190
Miscellaneous expenses	1,158	1,008	1,212
Reports to shareholders	601	536	1,257
Interest expense	43	—	—
Total expenses	113,095	107,840	143,615
Less: fees waived	(30,877)	(22,266)	(15,943)
Net expenses	82,218	85,574	127,672
Net investment income	156,921	19,746	230,355
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	111,837	377,862	(48,685)
Net realized gain on affiliated investments (Note 6)	182,356	107,913	—
Change in net unrealized appreciation (depreciation) on investments	(870,378)	591,017	926,849
Net realized and unrealized gain (loss)	(576,185)	1,076,792	878,164
Net increase (decrease) in net assets resulting from operations	$(419,264)	$1,096,538	$1,108,519

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,025,120	$(1,181,565)
Net realized gain (loss) on unaffiliated investments and options	(9,709,311)	47,186,632
Net realized gain on affiliated investments (Note 6)	—	5,308,533
Change in net unrealized appreciation on investments and options	38,651,861	36,581,824
Net increase in net assets resulting from operations	29,967,670	87,895,424

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Shares	—	(316,214)
Institutional Shares	—	(6,310)
Total distributions to shareholders	—	(322,524)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Shares(1)	79,557,163	181,374,588
Net increase in net assets derived from
net change in outstanding shares - Institutional Shares(1)	16,624,045	5,880,637
Total increase in net assets from capital share transactions	96,181,208	187,255,225
Total increase in net assets	126,148,878	274,828,125

NET ASSETS
Beginning of period/year	416,836,480	142,008,355
End of period/year	$542,985,358	$416,836,480
Undistributed (Accumulated) net investment income (loss)	$618,127	$(406,993)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(Unaudited)		March 31, 2014
	Shares	Value	Shares	Value
Retail Shares
Shares sold	3,410,789	$133,035,294	7,708,169	$251,059,327
Shares issued in reinvestment of distributions	—	—	8,799	305,866
Shares redeemed(2)	(1,368,393)	(53,478,131)	(2,133,431)	(69,990,605)
Net increase	2,042,396	$79,557,163	5,583,537	$181,374,588

(2)	Net of redemption fees of $17,991 and $103,084, respectively.

Institutional Shares
Shares sold	416,309	$16,649,731	171,607	$5,874,327
Shares issued in reinvestment of distributions	—	—	180	6,310
Shares redeemed	(629)	(25,686)	—	—
Net increase	415,680	$16,624,045	171,787	$5,880,637

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(3,911,873)	$(4,425,308)
Net realized gain on unaffiliated investments and options	1,101,239	40,566,095
Net realized gain (loss) on affiliated investments (Note 6)	(335,364)	2,882,019
Net realized gain on written options	137,781	73,169
Change in net unrealized appreciation on investments and options	20,422,983	146,960,722
Net increase in net assets resulting from operations	17,414,766	186,056,697

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain:
Retail Shares	—	(21,833,546)
Institutional Shares	—	(2,472,913)
Total distributions to shareholders	—	(24,306,459)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares - Retail Shares(1)	380,881,582	424,433,175
Net increase in net assets derived from
net change in outstanding shares - Institutional Shares(1)	150,295,516	79,576,096
Total increase in net assets from capital share transactions	531,177,098	504,009,271
Total increase in net assets	548,591,864	665,759,509

NET ASSETS
Beginning of period/year	1,128,662,133	462,902,624
End of period/year	$1,677,253,997	$1,128,662,133
Accumulated net investment loss	$(3,911,873)	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(Unaudited)		March 31, 2014
	Shares	Value	Shares	Value
Retail Shares
Shares sold	26,645,071	$525,829,317	31,625,889	$551,801,533
Shares issued in reinvestment of distributions	—	—	1,178,112	21,064,645
Shares redeemed(2)	(7,398,247)	(144,947,735)	(8,586,908)	(148,433,003)
Net increase	19,246,824	$380,881,582	24,217,093	$424,433,175

(2)	Net of redemption fees of $33,830 and $32,906, respectively.

Institutional Shares
Shares sold	7,925,028	$161,507,172	4,893,077	$87,230,589
Shares issued in reinvestment of distributions	—	—	135,312	2,466,745
Shares redeemed(3)	(559,532)	(11,211,656)	(560,754)	(10,121,238)
Net increase	7,365,496	$150,295,516	4,467,635	$79,576,096

(3)	Net of redemption fees of $3,587 and $2,073, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Period Ended
	(Unaudited)	March 31, 2014*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(24,135)	$(1,295)
Net realized gain on unaffiliated investments and options	70,567	15,764
Net realized gain (loss) on affiliated investments (Note 6)	(11,874)	2,271
Change in net unrealized appreciation (depreciation) on investments and options	(80,980)	79,975
Net increase (decrease) in net assets resulting from operations	(46,422)	96,715

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From net realized gain	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(1)	12,978,967	2,177,155
Total increase in net assets	12,932,545	2,273,870

NET ASSETS
Beginning of period	2,273,870	—
End of period	$15,206,415	$2,273,870
Accumulated net investment loss	$(24,135)	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Period Ended
	(Unaudited)		March 31, 2014*
	Shares	Value	Shares	Value
Shares sold	1,307,558	$13,840,030	219,087	$2,177,155
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(2)	(79,892)	(861,063)	—	—
Net increase	1,227,666	$12,978,967	219,087	$2,177,155

*	Fund commenced operations on December 26, 2013.
(2)	Net of redemption fees of $926 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Period Ended
	(Unaudited)	March 31, 2014*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(24,286)	$(7,377)
Net realized gain (loss) on unaffiliated investments	(88,021)	1,385
Change in net unrealized appreciation on investments	375,668	267,043
Net increase in net assets resulting from operations	263,361	261,051

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From net realized gain	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(1)	5,198,613	5,010,294
Total increase in net assets	5,461,974	5,271,345

NET ASSETS
Beginning of period	5,271,345	—
End of period	$10,733,319	$5,271,345
Accumulated net investment loss	$(30,278)	$(5,992)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Period Ended
	(Unaudited)		March 31, 2014*
	Shares	Value	Shares	Value
Shares sold	540,080	$5,850,709	497,515	$5,010,294
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed(2)	(59,418)	(652,096)	—	—
Net increase	480,662	$5,198,613	497,515	$5,010,294

*	Fund commenced operations on December 26, 2013.
(2)	Net of redemption fees of $56 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$156,921	$12,534
Net realized gain on unaffiliated investments	111,837	905,450
Net realized gain on affiliated investments (Note 6)	182,356	—
Change in net unrealized appreciation (depreciation) on investments	(870,378)	1,618,939
Net increase (decrease) in net assets resulting from operations	(419,264)	2,536,923

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From net realized gain	—	(1,316,821)
Total distributions to shareholders	—	(1,316,821)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	(908,748)	2,802,894
Total increase (decrease) in net assets	(1,328,012)	4,022,996

NET ASSETS
Beginning of period/year	12,382,278	8,359,282
End of period/year	$11,054,266	$12,382,278
Undistributed net investment income	$156,921	$—
(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(Unaudited)		March 31, 2014
	Shares	Value	Shares	Value
Shares sold	30,693	$473,730	226,084	$3,593,662
Shares issued in reinvestment of distributions	—	—	84,569	1,278,677
Shares redeemed(2)	(90,986)	(1,382,478)	(133,791)	(2,069,445)
Net increase (decrease)	(60,293)	$(908,748)	176,862	$2,802,894

(2)	Net of redemption fees of $54 and $1,680, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$19,746	$25,240
Net realized gain on unaffiliated investments	377,862	805,654
Net realized gain on affiliated investments (Note 6)	107,913	62,341
Change in net unrealized appreciation on investments	591,017	1,273,186
Net increase in net assets resulting from operations	1,096,538	2,166,421

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(14,745)
From net realized gain	—	(1,073,959)
Total distributions to shareholders	—	(1,088,704)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(1)	3,534,915	3,515,023
Total increase in net assets	4,631,453	4,592,740

NET ASSETS
Beginning of period/year	11,226,002	6,633,262
End of period/year	$15,857,455	$11,226,002
Undistributed net investment income	$28,956	$9,210

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(Unaudited)		March 31, 2014
	Shares	Value	Shares	Value
Shares sold	246,267	$3,905,441	226,729	$3,372,337
Shares issued in reinvestment of distributions	—	—	72,121	1,033,491
Shares redeemed(2)	(23,694)	(370,526)	(60,808)	(890,805)
Net increase	222,573	$3,534,915	238,042	$3,515,023

(2)	Net of redemption fees of $240 and $62, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$230,355	$525,315
Net realized gain (loss) on unaffiliated investments	(48,685)	984,716
Change in net unrealized appreciation on investments	926,849	126,009
Net increase in net assets resulting from operations	1,108,519	1,636,040

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(220,334)	(533,105)
From net realized gain	—	(683,393)
Total distributions to shareholders	(220,334)	(1,216,498)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(1)	67,699	954,143
Total increase in net assets	955,884	1,373,685

NET ASSETS
Beginning of period/year	18,910,746	17,537,061
End of period/year	$19,866,630	$18,910,746
Undistributed net investment income	$10,021	$—

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(Unaudited)		March 31, 2014
	Shares	Value	Shares	Value
Shares sold	47,616	$713,303	318,305	$4,570,074
Shares issued in reinvestment of distributions	12,560	189,148	73,139	1,051,969
Shares redeemed(2)	(56,110)	(834,752)	(324,567)	(4,667,900)
Net increase	4,066	$67,699	66,877	$954,143

(2)	Net of redemption fees of $97 and $1,338, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Retail Shares
Net asset value, beginning of period/year	$37.65		$26.72	$21.64	$23.51	$19.97	$11.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	0.08		(0.14)	0.06	(0.10)	(0.12)	(0.07)
Net realized and unrealized
gain (loss) on investments	2.39		11.09	5.02	(1.77)	3.66	8.80
Total from investment operations	2.47		10.95	5.08	(1.87)	3.54	8.73

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	—	—	—	—
From net realized gain	—		—	—	—	—	—
Total distributions	—		(0.03)	—	—	—	—
Paid-in capital from redemption fees (Note 2)	0.00	**	0.01	0.00 **	0.00 **	0.00 **	0.01
Net asset value, end of period/year	$40.12		$37.65	$26.72	$21.64	$23.51	$19.97
Total return	6.56	%^	41.04%	23.48%	(7.95)%	17.73%	77.83%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$519.0		$410.2	$141.9	$147.7	$307.1	$414.5
Portfolio turnover rate	18	%^	105%	60%	51%	64%	90%

RATIOS:
Ratio of expenses to average net assets	1.29	%+	1.34%	1.43%	1.49%	1.40%	1.37%
Ratio of net investment income (loss)
to average net assets	0.42	%+	(0.43)%	0.28%	(0.45)%	(0.57)%	(0.42)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Institutional Shares
Net asset value, beginning of period/year	$38.03		$26.95	$21.81	$23.63	$20.01	$11.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	0.09		(0.06)	0.20	(0.02)	0.05	(0.03)
Net realized and unrealized
gain (loss) on investments	2.47		11.21	4.94	(1.80)	3.57	8.81
Total from investment operations	2.56		11.15	5.14	(1.82)	3.62	8.78

LESS DISTRIBUTIONS:
From net investment income	—		(0.07)	—	—	—	—
From net realized gain	—		—	—	—	—	—
Total distributions	—		(0.07)	—	—	—	—
Net asset value, end of period/year	$40.59		$38.03	$26.95	$21.81	$23.63	$20.01
Total return	6.73	%^	41.38%	23.57%	(7.70)%	18.09%	78.18%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.0		$6.7	$0.1	$1.1	$1.2	$7.7
Portfolio turnover rate	18	%^	105%	60%	51%	64%	90%

RATIOS:
Ratio of expenses to average net assets	0.98	%+	1.01%	1.14%	1.18%	1.04%	1.06%
Ratio of net investment income (loss)
to average net assets	0.47	%+	(0.17)%	0.95%	(0.09)%	0.27%	(0.18)%

*	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Retail Shares
Net asset value, beginning of period/year	$19.03		$15.16	$12.95	$12.58	$9.37	$4.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.06)		(0.11)	0.02	(0.11)	(0.09)	(0.06)
Net realized and unrealized
gain on investments	0.51		4.50	2.55	1.14	3.50	4.56
Total from investment operations	0.45		4.39	2.57	1.03	3.41	4.50

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.03)	—	—	—
From net realized gain	—		(0.52)	(0.33)	(0.66)	(0.20)	—
Total distributions	—		(0.52)	(0.36)	(0.66)	(0.20)	—
Paid-in capital from redemption fees (Note 2)	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$19.48		$19.03	$15.16	$12.95	$12.58	$9.37
Total return	2.36	%^	29.19%	20.40%	8.90%	36.76%	92.40%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1,389.9		$991.5	$422.9	$128.6	$67.8	$35.5
Portfolio turnover rate	11	%^	58%	69%	88%	109%	102%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	1.28	%+	1.33%	1.38%	1.47%	1.56%	2.01%
After fees recouped and expenses absorbed	1.28	%+	1.35%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	(0.60	)%+	(0.60)%	0.20%	(0.97)%	(0.98)%	(1.42)%
After fees recouped and expenses absorbed	(0.60	)%+	(0.62)%	0.18%	(0.90)%	(0.82)%	(0.81)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,
	2014		Year Ended March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Institutional Shares
Net asset value, beginning of period/year	$19.42		$15.41	$13.12	$12.70	$9.38	$4.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.03)		(0.05)	0.05	(0.08)	(0.04)	(0.05)
Net realized and unrealized
gain on investments	0.52		4.58	2.60	1.16	3.56	4.56
Total from investment operations	0.49		4.53	2.65	1.08	3.52	4.51

LESS DISTRIBUTIONS:
From investment income	—		—	(0.03)	—	—	—
From net realized gain	—		(0.52)	(0.33)	(0.66)	(0.20)	—
Total distributions	—		(0.52)	(0.36)	(0.66)	(0.20)	—
Paid-in capital from redemption fees (Note 2)	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$19.91		$19.42	$15.41	$13.12	$12.70	$9.38
Total return	2.52	%^	29.62%	20.79%	9.22%	37.90%	92.61%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$287.3		$137.2	$40.0	$19.1	$2.6	$0.3
Portfolio turnover rate	11	%^	58%	69%	88%	109%	102%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	0.96	%+	1.00%	1.04%	1.15%	1.30%	1.76%
After fees recouped and expenses absorbed	0.96	%+	1.02%	1.07%	1.15%	1.15%	1.15%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	(0.30	)%+	(0.27)%	0.41%	(0.64)%	(0.54)%	(1.22)%
After fees recouped and expenses absorbed	(0.30	)%+	(0.29)%	0.38%	(0.64)%	(0.39)%	(0.61)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months		December 26,
	Ended		2013*
	September 30,		through
	2014		March 31,
	(Unaudited)		2014
Net asset value, beginning of period	$10.38		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss**	(0.02)		(0.01)
Net realized and unrealized gain on investments	0.15		0.39
Total from investment operations	0.13		0.38

LESS DISTRIBUTIONS:
From net investment income	—		—
From net realized gain	—		—
Total distributions	—		—
Paid-in capital from redemption fees (Note 2)	0.00	***	—
Net asset value, end of period	$10.51		$10.38
Total return	1.25	%^	3.80	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$15.2		$2.3
Portfolio turnover rate	44	%^	35	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.24	%+	11.40	%+
After fees waived and expenses absorbed	1.29	%+	1.29	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.41	)%+	(10.40	)%+
After fees waived and expenses absorbed	(0.46	)%+	(0.29	)%+

*	Fund commenced operations on December 26, 2013.
**	Calculated based on the average number of shares outstanding.
***	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small-Mid Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months		December 26,
	Ended		2013*
	September 30,		through
	2014		March 31,
	(Unaudited)		2014
Net asset value, beginning of period	$10.60		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss**	(0.03)		(0.02)
Net realized and unrealized gain on investments	0.40		0.62
Total from investment operations	0.37		0.60

LESS DISTRIBUTIONS:
From net investment income	—		—
From net realized gain	—		—
Total distributions	—		—
Paid-in capital from redemption fees (Note 2)	0.00	***	—
Net asset value, end of period	$10.97		$10.60
Total return	3.49	%^	6.00	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$10.7		$5.3
Portfolio turnover rate	30	%^	6	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.44	%+	5.21	%+
After fees waived and expenses absorbed	1.40	%+	1.40	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.62	)%+	(4.49	)%+
After fees waived and expenses absorbed	(0.58	)%+	(0.68	)%+

*	Fund commenced operations on December 26, 2013.
**	Calculated based on the average number of shares outstanding.
***	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months							September 10,
	Ended							2009*
	September 30,							through
	2014		Year Ended March 31,					March 31,
	(Unaudited)		2014	2013		2012	2011	2010
Net asset value, beginning of period/year	$15.53		$13.47	$11.82		$13.60	$11.84	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)**	0.21		0.02	(0.02)		(0.06)	(0.12)	(0.04)
Net realized and unrealized
gain (loss) on investments	(0.74)		3.80	2.23		(1.52)	2.03	1.88
Total from investment operations	(0.53)		3.82	2.21		(1.58)	1.91	1.84

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.00	)***	—	—	—
From net realized gain	—		(1.76)	(0.56)		(0.20)	(0.15)	—
Total distributions	—		(1.76)	(0.56)		(0.20)	(0.15)	—
Paid-in capital from redemption fees (Note 2)	0.00	***	0.00 ***	0.00	***	0.00 ***	0.00 ***	—
Net asset value, end of period/year	$15.00		$15.53	$13.47		$11.82	$13.60	$11.84
Total return	(3.41	)%^	28.71%	19.75%		(11.38)%	16.24%	18.40	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$11.1		$12.4	$8.4		$7.7	$10.1	$7.5
Portfolio turnover rate	32	%^	131%	126%		69%	91%	29	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.93	%+	2.06%	2.54%		2.33%	2.16%	4.48	%+
After fees waived and expenses absorbed	1.40	%+	1.40%	1.40%		1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.14	%+	(0.54)%	(1.29)%		(1.42)%	(1.70)%	(3.72	)%+
After fees waived and expenses absorbed	2.67	%+	0.12%	(0.15)%		(0.49)%	(0.94)%	(0.64	)%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months						September 10,
	Ended						2009*
	September 30,						through
	2014		Year Ended March 31,				March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period/year	$15.08		$13.10	$11.80	$11.28	$10.73	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.02		0.04	0.09	0.08	0.04	0.01
Net realized and unrealized
gain on investments	1.30		3.61	1.56	0.52	0.87	0.72
Total from investment operations	1.32		3.65	1.65	0.60	0.91	0.73

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	(0.12)	(0.08)	(0.03)	—
From net realized gain	—		(1.65)	(0.23)	—	(0.33)	—
Total distributions	—		(1.67)	(0.35)	(0.08)	(0.36)	—
Paid-in capital from redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value, end of period/year	$16.40		$15.08	$13.10	$11.80	$11.28	$10.73
Total return	8.75	%^	28.57%	14.36%	5.37%	8.73%	7.30	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$15.9		$11.2	$6.6	$6.2	$6.4	$4.9
Portfolio turnover rate	20	%^	71%	46%	53%	46%	31	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.64	%+	2.01%	2.47%	2.51%	2.50%	5.01	%+
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.04	)%+	(0.43)%	(0.38)%	(0.50)%	(0.79)%	(3.62	)%+
After fees waived and expenses absorbed	0.30	%+	0.28%	0.79%	0.71%	0.41%	0.09	%+
*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months						September 10,
	Ended						2009*
	September 30,						through
	2014		Year Ended March 31,				March 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period/year	$14.35		$14.01	$12.90	$12.21	$10.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.18		0.39	0.36	0.31	0.32	0.20
Net realized and unrealized
gain on investments	0.66		0.87	1.34	0.80	1.45	0.88
Total from investment operations	0.84		1.26	1.70	1.11	1.77	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.40)	(0.37)	(0.30)	(0.31)	(0.15)
From net realized gain	—		(0.52)	(0.22)	(0.12)	(0.18)	—
Total distributions	(0.17)		(0.92)	(0.59)	(0.42)	(0.49)	(0.15)
Paid-in capital from redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value, end of period/year	$15.02		$14.35	$14.01	$12.90	$12.21	$10.93
Total return	5.84	%^	9.08%	13.64%	9.31%	16.69%	10.75	%^

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$19.9		$18.9	$17.5	$16.3	$11.5	$5.4
Portfolio turnover rate	18	%^	41%	49%	30%	34%	33	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.46	%+	1.51%	1.68%	1.76%	2.11%	4.96	%+
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.19	%+	2.53%	2.43%	2.07%	2.06%	(0.30	)%+
After fees waived and expenses absorbed	2.35	%+	2.74%	2.81%	2.53%	2.87%	3.36	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified. The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operation on October 9, 1992 and the Institutional Class commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class.  The Retail Class commenced operation on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008.  The Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund commenced operations on December 26, 2013 and offer a Retail Class of shares only.  The Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip 25 Fund is long-term capital appreciation.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ net assets as of September 30, 2014. See the Schedules of Investments for industry breakouts:

Hodges Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$470,621,543	$—	$—	$470,621,543
Partnerships & Trusts	49,968,778	—	—	49,968,778
Call Options Purchased	—	15,284,000	—	15,284,000
Short-Term Investments	5,753,050	—	—	5,753,050
Total Investments in Securities	$526,343,371	$15,284,000	$—	$541,627,371

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,453,586,044	$—	$—	$1,453,586,044
Partnerships & Trusts	78,578,800	—	—	78,578,800
Short-Term Investments	136,696,383	—	—	136,696,383
Total Investments in Securities	$1,668,861,227	$—	$—	$1,668,861,227

Hodges Small Intrinsic Value Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$13,480,150	$—	$—	$13,480,150
Partnerships & Trusts	1,170,860	—	—	1,170,860
Investment Companies	214,620	—	—	214,620
Short-Term Investments	529,650	—	—	529,650
Total Investments in Securities	$15,395,280	$—	$—	$15,395,280

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

Hodges Small-Mid Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,750,975	$—	$—	$9,750,975
Partnerships & Trusts	384,880	—	—	384,880
Short-Term Investments	220,464	—	—	220,464
Total Investments in Securities	$10,356,319	$—	$—	$10,356,319

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,624,965	$—	$—	$9,624,965
Partnerships & Trusts	802,075	—	—	802,075
Short-Term Investments	629,050	—	—	629,050
Total Investments in Securities	$11,056,090	$—	$—	$11,056,090

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$13,140,531	$—	$—	$13,140,531
Partnerships & Trusts	962,200	—	—	962,200
Short-Term Investments	1,624,429	—	—	1,624,429
Total Investments in Securities	$15,727,160	$—	$—	$15,727,160

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$17,329,820	$—	$—	$17,329,820
Partnerships & Trusts	1,608,431	—	—	1,608,431
Short-Term Investments	966,342	—	—	966,342
Total Investments in Securities	$19,904,593	$—	$—	$19,904,593

The Funds record transfers at the end of each reporting period. The Funds did not have transfers into or out of Levels 1, 2, or 3 for the six months ended September 30, 2014.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, and to effect closing transactions.  Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Balance Sheet
Fair values of derivative instruments as of September 30, 2014:

Hodges Fund
	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2014		September 30, 2014
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$15,284,000	None	$ —
Total		$15,284,000		$ —

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2014:

Hodges Fund
	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation (Depreciation)
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on
	Investments and Options	$(656,578)	$2,023,605
Hodges Small Cap Fund
	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation (Depreciation)
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Put Options Written	Gain (Loss) on
	Investments and Options	$137,781	$ —
Hodges Small Intrinsic Value Fund
	Location of Gain	Realized Gain	Change in Unrealized
	(Loss) on Derivatives	(Loss) on Derivatives	Appreciation (Depreciation)
Derivative Instruments	Recognized in Income	Recognized in Income	on Derivatives in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on
	Investments and Options	$ —	$(1,577)

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.
As of March 31, 2014, the Funds did not defer any post-October losses.
As of March 31, 2014, the Funds deferred, on a tax basis, late year losses, which will be recognized in the following year:

Hodges Fund	$406,993
Hodges Small Cap Fund	—
Hodges Small Intrinsic Value Fund	—
Hodges Small-Mid Cap Fund	5,992
Hodges Pure Contrarian Fund	—
Hodges Blue Chip 25 Fund	—
Hodges Equity Income Fund	—

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

For the fiscal year/period ended March 31, 2014, the Funds had the following capital loss carryovers available for federal income tax purposes:

Expiring March 31,
	2018	2019
Hodges Fund	$65,947,301	$4,036,303
Hodges Small Cap Fund	—	—
Hodges Small Intrinsic Value Fund	—	—
Hodges Small-Mid Cap Fund	—	—
Hodges Pure Contrarian Fund	—	—
Hodges Blue Chip 25 Fund	—	—
Hodges Equity Income Fund	—	—

As of September 30, 2014, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2014, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip 25 Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Funds may purchase call and put options on securities and indices.  As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices, and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

The activity in options written during the six months ended September 30, 2014, for the Hodges Small Cap Fund is as follows:

	Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written	1,000	137,781
Options exercised	—	—
Options expired	(1,000)	(137,781)
Options closed	—	—
Options outstanding, end of period	—	$—

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 30 calendar days after purchase.  The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the six months ended September 30, 2014, the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund incurred $2,049,533, $5,891,546, $44,962, $35,605, $49,919, $42,787 and $63,836, respectively, in advisory fees.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Small Intrinsic Value Fund	1.29%
Hodges Small-Mid Cap Fund	1.40%
Hodges Pure Contrarian Fund	1.40%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the six months ended September 30, 2014, the Advisor waived $50,046, $43,729, $30,877, $22,266, and $15,943 in fees for the Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund, respectively.

At September 30, 2014, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund that may be recouped was $94,696, $85,345, $257,610, $228,464, and $178,188, respectively.  The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2015	March 31, 2016	March 31, 2017	March 31, 2018
Hodges Small Intrinsic Value Fund	$ —	$ —	$44,650	$50,046
Hodges Small-Mid Cap Fund	$ —	$ —	$41,616	$43,729
Hodges Pure Contrarian Fund	$75,394	$81,134	$70,205	$30,877
Hodges Blue Chip 25 Fund	$70,330	$72,915	$62,953	$22,266
Hodges Equity Income Fund	$60,863	$60,177	$41,205	$15,943

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent, and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended September 30, 2014, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2014, are disclosed in the Statements of Operations.

For the six months ended September 30, 2014, First Dallas Securities, an affiliate of the Advisor, received $234,602, $476,907, $31,753, $7,865, $13,701, $4,262, and $4,806 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund’s portfolio transactions, respectively.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2014, were as follows:

	Purchases	Sales
Hodges Fund	$184,796,923	$83,920,986
Hodges Small Cap Fund	628,690,955	143,048,865
Hodges Small Intrinsic Value Fund	17,064,123	4,244,358
Hodges Small-Mid Cap Fund	7,245,763	2,323,687
Hodges Pure Contrarian Fund	3,680,685	4,148,242
Hodges Blue Chip 25 Fund	4,393,232	2,458,605
Hodges Equity Income Fund	3,465,543	4,195,876

The cost of purchases and proceeds from the sales of U.S. Government obligations for the Hodges Small Cap Fund for the six months ended September 30, 2014, were $3,149,975 and $3,150,000, respectively.  There were no purchases or sales of U.S. Government obligations for the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Pure Contrarian Fund, the Hodges Blue Chip 25 Fund, or the Hodges Equity Income Fund for the six months ended September 30, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2014 (estimated), and the year ended March 31, 2014, for each Fund was as follows:

Hodges Fund
	September 30, 2014	March 31, 2014
Distributions paid from:
Long-term capital gain	$—	$—
Ordinary income	$—	$322,524

Hodges Small Cap Fund
	September 30, 2014	March 31, 2014
Distributions paid from:
Long-term capital gain*	$—	$22,060,354
Ordinary income	$—	$2,246,105

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	September 30, 2014	March 31, 2014
Distributions paid from:
Long-term capital gain*	$—	$685,203
Ordinary income	$—	$631,618

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Blue Chip Fund
	September 30, 2014	March 31, 2014
Distributions paid from:
Long-term capital gain*	$—	$884,474
Ordinary income	$—	$204,230

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Equity Income Fund
	September 30, 2014	March 31, 2014
Distributions paid from:
Long-term capital gain*	$—	$692,639
Ordinary income	$220,334	$523,859

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

For the six months ended September 30, 2014, and the period ended March 31, 2014, there were no distributions for the Hodges Small Intrinsic Value Fund or the Hodges Small-Mid Cap Fund.

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:(a)

	Hodges Fund	Hodges Small Cap Fund
Cost of investments	$358,801,062	$891,281,981 (b)
Gross tax unrealized appreciation	85,366,640	250,087,906
Gross tax unrealized depreciation	(22,895,108)	(25,483,265)
Net tax unrealized appreciation	62,471,532	224,604,641
Undistributed ordinary income	—	7,818,728
Undistributed long-term capital gain	—	15,162,908
Total distributable earnings	—	22,981,636
Other accumulated loss	(70,390,597)	(42,750)
Total accumulated gain/(loss)	$(7,919,065)	$247,543,527

	Hodges Small Intrinsic	Hodges Small-Mid
	Value Fund	Cap Fund
Cost of investments	$2,157,828	$5,032,639
Gross tax unrealized appreciation	142,124	393,356
Gross tax unrealized depreciation	(62,149)	(126,313)
Net tax unrealized appreciation	79,975	267,043
Undistributed ordinary income	16,740	—
Undistributed long-term capital gain	—	—
Total distributable earnings	16,740	—
Other accumulated loss	—	(5,992)
Total accumulated gain/(loss)	$96,715	$261,051

	Hodges Pure	Hodges Blue
	Contrarian Fund	Chip 25 Fund
Cost of investments	$10,483,076 (b)	$9,160,519 (b)
Gross tax unrealized appreciation	2,205,712	2,192,495
Gross tax unrealized depreciation	(195,771)	(107,005)
Net tax unrealized appreciation	2,009,941	2,085,490
Undistributed ordinary income	421,604	116,015
Undistributed long-term capital gain	64,976	318,723
Total distributable earnings	486,580	434,738
Other accumulated loss	—	—
Total accumulated gain/(loss)	$2,496,521	$2,520,228

(a)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments at each Fund’s previous fiscal year-end.
(b)	The difference between book basis and tax basis unrealized appreciation was attributable to the treatment of wash sales.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

Hodges Equity
Income Fund
Cost of investments	$15,825,066
Gross tax unrealized appreciation	3,735,437
Gross tax unrealized depreciation	(294,187)
Net tax unrealized appreciation	3,441,250
Undistributed ordinary income	—
Undistributed long-term capital gain	554,903
Total distributable earnings	554,903
Other accumulated loss	—
Total accumulated gain/(loss)	$3,996,153

(a)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments at each Fund’s previous fiscal year-end.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Advisor.  For the six months ended September 30, 2014, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2014, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $78,539,712 representing 14.5% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			September 30,	Realized	Dividend	September 30,	Acquisition
	2014	Purchases	Sales	2014	Gain (Loss)	Income	2014	Cost
A.H. Belo Corp. –
Class A	1,200,000	45,000	—	1,245,000	$—	$2,066,700	$13,284,150	$4,657,052
The Dixie Group, Inc.	—	500,000	—	500,000	$—	$—	$4,335,000	$5,239,228
Luby’s, Inc.	1,822,000	236,606	—	2,058,606	$—	$—	$10,951,784	$14,056,851
Texas Pacific Land Trust	259,659	—	—	259,659	$—	$—	$49,968,778	$7,734,848
Total					$—	$2,066,700	$78,539,712	$31,687,979

Hodges Small Cap Fund

As of September 30, 2014, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $84,959,904, representing 5.1% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			September 30,	Realized	Dividend	September 30,	Acquisition
	2014	Purchases	Sales	2014	Gain (Loss)	Income	2014	Cost
Interphase Corp.	—	1,367,000	—	1,367,000	$—	$—	$4,224,030	$3,349,150
Luby’s, Inc	252,794	—	252,794	—	$(335,364)	$—	$—	$—
Parametric
Sound Corp.(a)	296,166	—	296,166	—	$—	$—	$—	$—
Shoe Carnival, Inc.	675,000	625,000	—	1,300,000	$—	$87,600	$23,153,000	$27,231,131
Texas Pacific Land Trust	170,000	—	—	170,000	$—	$—	$32,714,800	$10,008,490
Tremor Video, Inc.	2,114,500	693,224	—	2,807,724	$—	$—	$6,570,074	$17,682,787
U.S. Concrete, Inc.	—	700,000	—	700,000	$—	$—	$18,298,000	$16,975,367
Total					$(335,364)	$87,600	$84,959,904	$75,246,925

(a)	Sales amount represents a merger into Turtle Beach Corp., ex and pay date 5/28/14.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

Hodges Small Intrinsic Value Fund

As of September 30, 2014, the market value of all securities of affiliated companies held in the Hodges Small Intrinsic Value Fund amounted to $1,590,710, representing 10.5% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			September 30,	Realized	Dividend	September 30,	Acquisition
	2014	Purchases	Sales	2014	Gain (Loss)	Income	2014	Cost
A.H. Belo Corp. –
Class A	—	22,000	—	22,000	$—	$960	$234,740	$254,118
The Dixie Group, Inc.	4,500	45,500	—	50,000	$—	$—	$433,500	$529,261
Luby’s, Inc	—	20,000	—	20,000	$—	$—	$106,400	$101,891
Shoe Carnival, Inc.	1,700	18,300	7,000	13,000	$(29,989)	$882	$231,530	$258,189
Texas Pacific Land Trust	300	1,000	300	1,000	$18,115	$—	$192,440	$159,295
U.S. Concrete, Inc.	2,000	13,000	—	15,000	$—	$—	$392,100	$366,501
Total					$(11,874)	$1,842	$1,590,710	$1,669,255

Hodges Small-Mid Cap Fund

As of September 30, 2014, the market value of all securities of affiliated companies held in the Hodges Small-Mid Cap Fund amounted to $598,280, representing 5.6% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			September 30,	Realized	Dividend	September 30,	Acquisition
	2014	Purchases	Sales	2014	Gain (Loss)	Income	2014	Cost
A.H. Belo Corp. –
Class A	—	20,000	—	20,000	$—	$1,600	$213,400	$228,795
Texas Pacific Land Trust	2,000	—	—	2,000	$—	$—	$384,880	$196,183
Total					$—	$1,600	$598,280	$424,978

Hodges Pure Contrarian Fund

As of September 30, 2014, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $2,932,929, representing 26.5% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			September 30,	Realized	Dividend	September 30,	Acquisition
	2014	Purchases	Sales	2014	Gain (Loss)	Income	2014	Cost
A.H. Belo Corp. –
Class A	122,500	—	22,500	100,000	$182,356	$182,800	$1,067,000	$592,487
The Dixie Group, Inc.	—	50,000	—	50,000	$—	$—	$433,500	$557,723
Intrusion, Inc.	275,379	—	—	275,379	$—	$—	$820,629	$185,819
Luby’s, Inc.	100,000	15,000	—	115,000	$—	$—	$611,800	$629,000
Total					$182,356	$182,800	$2,932,929	$1,965,029

Hodges Blue Chip 25 Fund

As of September 30, 2014, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $962,200, representing 6.1% of net assets.

	Share			Share
	Balance			Balance			Value
	March 31,			September 30,	Realized	Dividend	September 30,	Acquisition
	2014	Purchases	Sales	2014	Gain (Loss)	Income	2014	Cost
Texas Pacific Land Trust	6,500	—	1,500	5,000	$107,913	$—	$962,200	$224,305
Total					$107,913	$—	$962,200	$224,305

Hodges Equity Income Fund

As of September 30, 2014, the Hodges Equity Income Fund did not hold any securities in affiliated companies.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2014 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum lines of credit as of September 30, 2014 for the Hodges Fund, Hodges Small Cap Fund, Hodges Pure Contrarian Fund, Hodges Blue Chip 25 Fund and Hodges Equity Income Fund are $14,000,000, $40,000,000, $700,000, $600,000, and $1,500,000, respectively. As of September 30, 2014, the Hodges Small Intrinsic Value Fund and Hodges Small-Mid Cap Fund do not have a line of credit.  For the six months ended September 30, 2014, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During the six months ended September 30, 2014, the Hodges Pure Contrarian Fund had an outstanding average daily loan balance of $17,372. The maximum amount outstanding during the six months ended September 30, 2014, was $469,000 for the Hodges Pure Contrarian Fund. Interest expense for the six months ended September 30, 2014, amounted to $43 for the Hodges Pure Contrarian Fund. During the six months ended September 30, 2014, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Equity Income Fund did not utilize their lines of credit. At September 30, 2014, none of the Funds had a loan payable balance.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND
HODGES BLUE CHIP 25 FUND
HODGES EQUITY INCOME FUND
HODGES PURE CONTRARIAN FUND

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and Hodges Capital Management, Inc. (the “Advisor”) for the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (each a “Fund” and together, the “Funds”).  At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the Advisor does not replicate any of the Funds’ investment styles in separately managed accounts, with the exception of the Hodges Small Cap Fund; however, such similarly managed strategy recently commenced operations and performance information for comparative purposes was not yet available.

For the Hodges Fund, the Board noted that the Fund significantly outperformed its peer group median and average for the one-year, three-year and five-year periods and outperformed its peer group median and average for the ten-year time period.  The Board also considered the performance of the Fund against a broad-based securities market benchmark.

For the Hodges Small Cap Fund, the Board noted that the Fund significantly outperformed its peer group median and average for the one-year, three-year, and five-year periods.  The Board also considered the performance of the Fund against a broad-based securities market benchmark.

For the Hodges Blue Chip 25 Fund, the Board noted that the Fund outperformed its peer group median and average for the one-year and three-year periods.  The Board also considered the performance of the Fund against a broad-based securities market benchmark.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

For the Hodges Equity Income Fund, the Board noted that the Fund significantly underperformed its peer group median and average for the one-year period and underperformed its peer group median and average for the three-year time period.  The Board also considered the performance of the Fund against a broad-based securities market benchmark.

For the Hodges Pure Contrarian Fund, the Board noted that the Fund outperformed its peer group median and average for the one-year period, and underperformed its peer group median and average for the three-year period.  The Board also considered the performance of the Fund against a broad-based securities market benchmark.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor does not replicate any of the Funds’ investment styles in separately managed accounts, with the exception of the Hodges Small Cap Fund.

For the Hodges Fund, the Trustees noted that the Fund’s advisory fee was higher than its peer group median and average and the net expense ratio (less Rule 12b-1 fees) was equal to its peer group median and lower than the average of its peer group.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares and 1.15% for its Institutional Class shares (the “Expense Caps”).  The Trustees noted that the Fund’s advisory fee was equal to its peer group median and marginally higher than its peer group average, and the net expense ratio (less Rule 12b-1 fees) was marginally lower than its peer group median and equal to the average of its peer group.  The Trustees found that the fees charged to the Hodges Small Cap Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the greater costs to the Advisor of managing the Fund.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Blue Chip 25 Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee was significantly lower than its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was in line with its peer group median and lower than the average of its peer group.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Hodges Pure Contrarian Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Fund’s Retail Class shares (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and the net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund, other than the Hodges Fund, does not exceed its specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  In particular, the Trustees discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive Rule 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars”

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result, was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that continuing the Advisory Agreements would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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semi-annual report • september 30, 2014

Fund	Retail Class	Institutional Class

Hodges Fund
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232

Hodges Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224

Hodges Blue Chip 25 Fund
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

Hodges Equity Income Fund
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A

Hodges Pure Contrarian Fund
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A

Hodges Small-Mid Cap Fund
Ticker Symbol	HDSMX	N/A
CUSIP	74316J326	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue, Dallas,Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S. BANK N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee,Wisconsin 53212

TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701, Milwaukee,Wisconsin 53201-0701 | (866) 811-0224

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street, Milwaukee,Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
PAUL HASTINGS LLP
Park AvenueTower, 75 E. 55th Street, Floor 15, NewYork, NewYork 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date   November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date   November 24, 2014

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date   November 25, 2014

* Print the name and title of each signing officer under his or her signature.